SUMMARY OF OTHER LIABILITIES (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Post Employment Benefits (note 11()	[1]	$ 11,956	$ 12,608
Lease liability		33	867
Other taxes payable (note 11()	[2]	3,609	5,106
Long-term portion of current income taxes payable		419	713
Participation payable to COMIBOL for interest in joint operation (note 11()	[3]	4,929	8,873
Other liabilities		2,661	1,250
Balance, end of the period		23,607	29,417
Less: current portion		(7,777)	(8,876)
Non-current portion		$ 15,830	$ 20,541

[1]	Post-employment benefits
[2]	Other taxes payable
[3]	Participation payable to COMIBOL for interest in joint operation